BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 13:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2009	2010	2011
Numerator:

Income (loss) from continuing operations	$(5,297)	$(6,229)	$9,844
Income on discontinued operations	4,216	-	-

Income (loss)	$(1,081)	$(6,229)	$9,844

	Year ended December 31,
	2009	2010	2011

Denominator:

Denominator for basic net earnings per share weighted-average number of shares outstanding	10,396,548	10,396,548	12,645,283
Effect of diluting securities:
Employee stock options	2,076	-	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	10,398,624	10,396,548	12,645,283

Basic earnings (loss) per share from continuing operations	$(0.52)	$(0.6)	$0.78
Basic net earnings (loss) per share from discontinued operations	0.41	-	-

Basic net earnings (loss) per share	$(0.11)	$(0.6)	$0.78

Diluted earnings (loss) per share from continuing operations	$(0.52)	$(0.6)	$0.78
Diluted net earnings (loss) per share from discontinued operations	0.41	-	-

Diluted net earnings (loss) per share	$(0.11)	$(0.6)	$0.78